Held To Maturity Financial Assets_Details of held to maturity financial assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)
Schedule of held to maturity securities [Line Items]
Amortized cost	₩ 16,749,296	₩ 13,910,251	$ 15,691,383
Unrealized gains	23,066	93,778
Unrealized losses	(56,683)	(18,852)
Fair value	16,715,679	13,985,177
Korean treasury and government agencies
Schedule of held to maturity securities [Line Items]
Amortized cost	3,994,857	3,754,356
Unrealized gains	6,944	26,366
Unrealized losses	(15,266)	(6,391)
Fair value	3,986,535	3,774,331
Financial institutions
Schedule of held to maturity securities [Line Items]
Amortized cost	7,245,426	5,168,487
Unrealized gains	2,923	9,236
Unrealized losses	(15,067)	(4,940)
Fair value	7,233,282	5,172,783
Corporates
Schedule of held to maturity securities [Line Items]
Amortized cost	5,311,970	4,823,356
Unrealized gains	12,367	58,176
Unrealized losses	(25,326)	(7,093)
Fair value	5,299,011	4,874,439
Bond denominated in foreign currencies
Schedule of held to maturity securities [Line Items]
Amortized cost	197,043	164,052
Unrealized gains	832
Unrealized losses	(1,024)	(428)
Fair value	₩ 196,851	₩ 163,624